Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	₩ 2,879,554	₩ 2,449,062
Trade and other receivables, net	7,170,289	6,098,072
Other financial assets	1,440,200	1,322,452
Current income tax assets	3,299	1,543
Inventories, net	988,351	717,673
Other current assets	2,112,553	2,101,212
Total current assets	14,594,246	12,690,014
Non-current assets
Trade and other receivables, net	1,404,168	1,491,046
Other financial assets	2,724,761	2,501,484
Property and equipment, net	14,872,079	14,772,179
Right-of-use assets	1,304,963	1,280,334
Investment properties, net	2,198,135	1,933,358
Intangible assets, net	2,533,861	3,129,833
Investments in associates and joint ventures	1,556,889	1,480,722
Deferred income tax assets	614,500	579,090
Net defined benefit assets	160,748	311,142
Other non-current assets	827,297	820,608
Total non-current assets	28,197,401	28,299,796
Total assets	42,791,647	40,989,810
Current liabilities
Trade and other payables	8,054,922	7,333,165
Borrowings	3,058,564	1,827,042
Other financial liabilities	322,099	8,791
Current income tax liabilities	236,463	232,382
Provisions	115,209	109,133
Deferred revenue	51,537	55,737
Other current liabilities	1,408,843	1,133,018
Total current liabilities	13,247,637	10,699,268
Non-current liabilities
Trade and other payables	819,558	1,064,099
Borrowings	7,159,601	8,179,643
Other financial liabilities	753,739	412,650
Defined benefit liabilities, net	63,616	51,654
Provisions	107,014	91,233
Deferred revenue	153,563	165,186
Deferred income tax liabilities	994,330	967,650
Other non-current liabilities	950,015	945,731
Total non-current liabilities	11,001,436	11,877,846
Total liabilities	24,249,073	22,577,114
Equity
Share capital	1,564,499	1,564,499
Share premium	1,440,258	1,440,258
Retained earnings	14,475,867	14,255,316
Accumulated other comprehensive income(loss)	52,407	(77,776)
Other components of equity	(802,418)	(572,152)
Equity attributable to owners of the Controlling Company	16,730,614	16,610,145
Non-controlling interest	1,811,961	1,802,551
Total equity	18,542,575	18,412,696
Total liabilities and equity	₩ 42,791,647	₩ 40,989,810